Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue

Year ended Dec. 31, 2025	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate(1)	Total
Revenues from contracts with customers
Power and other	42	264	671	13	9	—	999
Environmental and tax attributes(2)	70	106	11	—	—	(68)	119
Revenue from contracts with customers	112	370	682	13	9	(68)	1,118
Revenue from derivatives and other trading activities(3)	34	(251)	172	248	121	7	331
Revenue from merchant sales	203	71	393	233	—	—	900
Other(4)	19	16	20	1	—	—	56
Total revenue	368	206	1,267	495	130	(61)	2,405
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	70	42	11	13	—	(68)	68
Over time	42	328	671	—	9	—	1,050
Total revenue from contracts with customers	112	370	682	13	9	(68)	1,118
(1)The elimination of intercompany sales is reflected in the Corporate segment.
(2)The environmental and tax attributes represent environmental attributes and production tax transfer sales not bundled with power and other sales.
(3)Represents realized and unrealized gains or losses from hedging and derivative positions. Volatility and pricing in commodity markets can vary significantly from period to period and impact movements in derivative positions.
(4)Other revenue includes production tax credits related to U.S. wind facilities subject to tax equity financing arrangements, total lease income from long-term contracts that meet the criteria of operating leases and other miscellaneous revenues.

Year ended Dec. 31, 2024	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate(1)	Total
Revenues from contracts with customers
Power and other	36	242	494	12	—	—	784
Environmental and tax attributes(2)	61	77	2	—	—	(34)	106
Revenue from contracts with customers	97	319	496	12	—	(34)	890
Revenue from derivatives and other trading activities(3)	16	(69)	282	311	168	—	708
Revenue from merchant sales	287	71	546	291	—	—	1,195
Other(4)	9	15	26	2	—	—	52
Total revenue	409	336	1,350	616	168	(34)	2,845
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	61	28	—	12	—	(34)	67
Over time	36	291	496	—	—	—	823
Total revenue from contracts with customers	97	319	496	12	—	(34)	890
(1)The elimination of intercompany sales is reflected in the Corporate segment.
(2)The environmental and tax attributes represent environmental attributes and production tax transfer sales not bundled with power and other sales.
(3)Represents realized and unrealized gains or losses from hedging and derivative positions. Volatility and pricing in commodity markets can vary significantly from period to period and impact movements in derivative positions.
(4)Other revenue includes production tax credits related to U.S. wind facilities subject to tax equity financing arrangements, total lease income from long-term contracts that meet the criteria of operating leases and other miscellaneous revenues.